Commitments And Contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Commitments And Contingencies Disclosure [Abstract]
Schedule of Operating Lease Commitments	Operating lease commitment contracted but not yet reflected in the consolidated financial statements as of December 31, 2020 were as follows:

	Total	Less Than 1 Year	1 - 3 Years	3 - 5 Years
	RMB	RMB	RMB	RMB
Operating lease commitment	23,254	4,563	11,892	6,799